Concentrations of Credit Risk - Additional Information (Detail)	Dec. 31, 2015 USD ($)
Risks and Uncertainties [Abstract]
Deposit with bank insured amount	$ 250,000
Total FHLB deposits	12,500,000
Total deposits at federal reserve	8,100,000
Total deposits at BBVA	$ 26,800,000